BORROWINGS - Narrative (Details) $ in Thousands, € in Millions, ₨ in Millions							1 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 15, 2018 USD ($)	Jul. 04, 2018 USD ($)	Jun. 14, 2018 USD ($) quarter	Jun. 09, 2017 USD ($) quarter	May 31, 2012	Dec. 31, 2018 USD ($)	Dec. 31, 2018 INR (₨)	Nov. 30, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 INR (₨)	Jul. 04, 2018 INR (₨)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 EUR (€)	Feb. 06, 2018 USD ($)	Feb. 06, 2018 INR (₨)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 INR (₨)	Aug. 31, 2015	Mar. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt issuance costs										$ 7,862	$ 683	$ 160
Borrowings	$ 499,985						$ 499,985			499,985	279,463
Unused borrowing facilities	375,100						375,100			375,100
Repayment of borrowings										762,622	162,107	155,630
Unused borrowing facilities, committed	368,500						368,500			368,500
Unused borrowing facilities, uncommitted	6,600						6,600			6,600
Deferred income	400						400			400	300
Interest expense (less than)										17,443	7,973	$ 4,770
Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	7,100						7,100			7,100	1,400
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 250,000
Debt issuance costs		$ 5,100
Debt instrument term		8 years
Borrowings	245,252						245,252			245,252	0
Percentage of purchase price of aggregate principal amount plus accrued interest of debt that can be repurchased		101.00%
Senior Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings		7.00%
Senior Unsecured Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000						250,000			250,000
Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	4,700						4,700			4,700
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt issuance costs				$ 2,700
Debt instrument term				5 years
Borrowings	219,084						219,084			219,084	0
Maximum borrowing capacity				$ 600,000
Standby letters of credit	7,400						7,400			7,400
Unused borrowing facilities	$ 366,200						$ 366,200			$ 366,200
Debt covenant, consolidated secured net leverage ratio				3.50
Debt covenant, temporary increase in consolidated total leverage ratio				4.00
Debt covenant, number of quarters following acquisition | quarter				3
Debt covenant, consolidated interest coverage ratio				3.00
Debt covenant, consolidated secured net leverage ratio, actual	1.42						1.42			1.42			1.42	1.42
Debt covenant, consolidated interest coverage ratio, actual	7.17						7.17			7.17			7.17	7.17
Debt covenant, acquisition price				$ 50,000
2018 Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 221,400						$ 221,400			$ 221,400
2018 Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	228,800						228,800			228,800
2018 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,300						$ 2,300			$ 2,300
2018 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%						2.50%			2.50%			2.50%	2.50%
2018 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.25%
2018 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.50%
2018 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 400,000
Incremental accordion feature				200,000
2018 Revolving Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 26,400						$ 26,400			$ 26,400
2018 Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				200,000
2018 Term Loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	195,000						195,000			195,000
2018 Term Loan | Until March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				65,000
2018 Term Loan | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings				5,000
2018 Term Loan | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings				10,000
2018 Term Loan | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings				12,500
2018 Term Loan | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings				15,000
2018 Term Loan | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings				17,500
2018 Term Loan | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				5,000
2014 Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt instrument term									5 years
Borrowings	0						0			0	254,773
Maximum borrowing capacity				450,000	$ 450,000				$ 300,000
Incremental accordion feature									$ 150,000
Standby letters of credit											16,300
Debt covenant, consolidated secured net leverage ratio					3.25
Debt covenant, temporary increase in consolidated total leverage ratio					3.75
Debt covenant, number of quarters following acquisition | quarter					4
Repayment of borrowings				304,700
Write off of deferred debt issuance costs				$ 1,000
Line of credit increase in borrowing capacity					$ 150,000
Debt covenant, acquisition price					$ 50,000
Debt covenant, consolidated debt service ratio					1.50
Debt covenant, aggregate amount of capital expenditures on any fiscal year					$ 100,000
2014 Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings											256,200
2014 Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings											272,500
2014 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 1,400
2014 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											1.75%									1.75%	1.75%
2014 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.00%
2014 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.25%
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	16,338						16,338			16,338	$ 0			₨ 1,142.4
Maximum borrowing capacity	20,000						20,000			20,000				1,400.0
Standby letters of credit	400						400			400				30.2
Unused borrowing facilities	3,200						3,200			3,200				₨ 221.9
Property, plant and equipment, pledged as security	$ 30,200						$ 30,200			$ 30,200
Period for lender to give notice to withdraw commitment			10 days
Debt covenant, net worth ratio			3.00												3.00
Debt covenant, debt to net worth ratio, actual	2.07						2.07			2.07			2.07	2.07
2018 Powerband Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,400						$ 16,400			$ 16,400				₨ 1,147.9
2018 Powerband Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	16,800						16,800			16,800				1,178.1
2018 Powerband Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	100						100			100				5.5
2018 Powerband Demand Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	13,700						13,700			13,700				960.0
Maximum borrowing capacity	13,700						13,700			13,700				960.0
2018 Powerband Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	900						900			900				61.0
Maximum borrowing capacity	900						900			900				65.0
2018 Powerband Working Capital Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	400						400			400				26.9
Maximum borrowing capacity	2,500						2,500			2,500				175.0
2018 Powerband Bridge Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	1,400						1,400			1,400				100.0
Maximum borrowing capacity	2,900						2,900			2,900				200.0
Powerband Revolving Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	0						0			0	$ 9,563
Borrowings, adjustment to interest rate basis											0.60%									0.60%	0.60%
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	7,585						7,585			7,585	$ 0
Maximum borrowing capacity	13,900						13,900			13,900				975.0				$ 15,000	₨ 975.0
Standby letters of credit	600						600			600				44.5
Unused borrowing facilities	5,700						5,700			5,700				400.1
Unused borrowing facilities, committed	2,300						2,300			2,300				162.6
Unused borrowing facilities, uncommitted	3,400						3,400			3,400				237.5
2018 Capstone Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	8,200						8,200			8,200				574.9
2018 Capstone Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	6,000						6,000			6,000				422.4
Maximum borrowing capacity																		9,000	585.0
2018 Capstone Term Loan Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	7,600						7,600			7,600				530.4
2018 Capstone Working Capital Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	1,600						1,600			1,600				108.0
Maximum borrowing capacity																		$ 6,000	₨ 390.0
Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, net of imputed interest	6,014						6,014			6,014	4,660
Interest expense (less than)										100
Forgivable Government Loan August 2015
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings																0.00%	0.00%
Borrowings	5,100						5,100			5,100	5,000		€ 4.4							€ 4.4
Borrowings, net of imputed interest	4,900						4,900			4,900	4,700		4.3							€ 3.8
Debt instrument, percentage of principal amount forgivable																						50.00%
Discount rate used to estimate fair value on interest-free loan																						1.25%
Deferred income	300						300			300	300
Forgivable Government Loan February 2018
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings																0.00%	0.00%
Borrowings	1,200						1,200			1,200			1.0
Borrowings, net of imputed interest	1,100						1,100			1,100			€ 0.9
Maximum borrowing capacity																$ 10,200	€ 8.2
Debt instrument, percentage of principal amount forgivable																60.00%	60.00%
Discount rate used to estimate fair value on interest-free loan																						1.25%
Deferred income	100						100			100
Interest expense (less than)											100
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	5,712						5,712			5,712	8,817
Lump sum payment under finance lease	2,500						2,500			2,500
Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Debt instrument term						60 months
Maximum borrowing capacity																							$ 25,700
Property, plant and equipment, pledged as security	16,800						16,800			16,800	$ 18,900
Term Loan
Disclosure of detailed information about borrowings [line items]
Debt instrument term											61 months
Borrowings											$ 1,200										₨ 79.3
Term Loan | IMCLR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											0.90%									0.90%	0.90%
Powerband Industries Private Limited | 2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 19,000											₨ 1,400.0	₨ 1,300.0
Maximum borrowing capacity, including effects of foreign translation adjustments	$ 19,300						19,300			$ 19,300
Line of credit increase in borrowing capacity							$ 1,400	₨ 100.0
Powerband Industries Private Limited | 2018 Powerband Demand Term Loan
Disclosure of detailed information about borrowings [line items]
Bullet installment payment period	5 years
Powerband Industries Private Limited | 2018 Powerband Term Loan
Disclosure of detailed information about borrowings [line items]
Monthly installment payment period	4 years
Powerband Industries Private Limited | Powerband Revolving Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 9,600										₨ 610.6